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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven,        St. Paul, Minnesota,  November 14, 2012
   -------------------------------  --------------------  -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: 348,542
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    01        28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------    ------------------------------------------

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                           FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES    SH/  PUT/  INVESTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (X$1000)  PRN/AMT   PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED   NONE
AT&T INC                         COMM            00206R102       509     13,500 SH         SHARED                     13,500
AVEO PHARMACEUTICALS INC         COMM            053588109        22      2,160 SH         SHARED                      2,160
BAYTEX ENERGY CORP               COMM            07317Q105     1,392     29,800 SH         SHARED                     29,800
BOARDWALK PIPELINE PARTNERS LP   COMM            096627104    13,372    479,300 SH         SHARED                    479,300
BUCKEYE PARTNERS LP              COMM            118230101       935     19,500 SH         SHARED                     19,500
CANADIAN NATIONAL RAILWAY        COMM            136375102     1,957     22,500 SH         SHARED                     22,500
CANADIAN PACIFIC RAILWAY         COMM            13645T100     2,260     27,700 SH         SHARED                     27,700
CENOVUS ENERGY INC               COMM            15135U109     1,716     50,000 SH         SHARED                     50,000
DUKE ENERGY                      COMM            26441C204     2,680     41,362 SH         SHARED                     41,362
EL PASO PIPELINE PARTNERS LP     COMM            283702108    14,728    395,700 SH         SHARED                    395,700
ENBRIDGE INC                     COMM            29250N105     2,619     68,200 SH         SHARED                     68,200
ENBRIDGE ENERGY PARTNERS LP      COMM            29250R106    25,860    878,400 SH         SHARED                    878,400
ENTERPRISE PRODUCTS PARTNERS LP  COMM            293792107    48,905    912,416 SH         SHARED                    912,416
GUIDEWIRE SOFTWARE INC           COMM            40171V100       395     12,706 SH         SHARED                     12,706
KINDER MORGAN MANAGEMENT LLC     COMM            49455U100    32,722    428,283 SH         SHARED                    428,283
MAGELLAN MIDSTREAM PARTNERS LP   COMM            559080106    42,777    489,100 SH         SHARED                    489,100
MARKWEST ENERGY PARTNERS LP      COMM            570759100     6,258    115,000 SH         SHARED                    115,000
MAXLINEAR INC - CLASS A          COMM            57776J100        32      4,765 SH         SHARED                      4,765
MOTRICITY INC                    COMM            620107102         2      4,481 SH         SHARED                      4,481
NATL WESTMINSTER BK PLC SER C
 7.76%                           PREF            638539882    10,020    400,000 SH         SHARED                    400,000
NUSTAR ENERGY LP                 COMM            67058H102     6,416    126,100 SH         SHARED                    126,100
ONEOK PARTNERS LP                COMM            68268N103    30,851    518,500 SH         SHARED                    518,500
PANDORA MEDIA INC                COMM            698354107       258     23,574 SH         SHARED                     23,574
PEMBINA PIPELINE CORP            COMM            706327103     2,906    105,287 SH         SHARED                    105,287
PLAINS ALL AMER PIPELINE LP      COMM            726503105    43,192    489,700 SH         SHARED                    489,700
ROYAL BK OF SCOTLAND PLC PFD
 6.25% SER P                     PREF            780097762     1,658     80,000 SH         SHARED                     80,000
SOUTHERN COMPANY                 COMM            842587107     5,162    112,000 SH         SHARED                    112,000
SPECTRA ENERGY PARTNERS LP       COMM            84756N109     3,151     99,000 SH         SHARED                     99,000
SUNCOR ENERGY INC                COMM            867224107     1,184     36,600 SH         SHARED                     36,600
SUNOCO LOGISTICS PARTNERS LP     COMM            86764L108    11,756    252,000 SH         SHARED                    252,000
TRANSCANADA CORP                 COMM            89353D107       765     17,100 SH         SHARED                     17,100
UBIQUITI NETWORKS INC            COMM            90347A100       103      8,682 SH         SHARED                      8,682
VERIZON COMMUNICATIONS INC       COMM            92343V104     1,276     28,000 SH         SHARED                     28,000
VONAGE HOLDINGS CORP             COMM            92886T201        35     15,133 SH         SHARED                     15,133
XCEL ENERGY INC                  COMM            98389B100     5,320    192,000 SH         SHARED                    192,000
ALTERRA CAPITAL HOLDINGS LTD     COMM            G0229R108    25,348  1,058,833 SH         SHARED                  1,058,833